Marketable debt securities - Changes in financial liabilities at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,259,588
Financial liabilities at end of period	1,299,114	$ 1,259,588
Debt instruments
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	103,062
Financial liabilities at end of period	114,457	103,062
Debt instruments | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	98,312	85,792
Issues	1,668,170	2,458,603
Redemptions	(1,654,767)	(2,446,455)
Accrued interest	609	(31)
Effect of changes in foreign exchange rates	(1,113)	403
Financial liabilities at end of period	111,211	98,312
Certificates of deposit (unsecured)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	22,433
Financial liabilities at end of period	37,823	22,433
Certificates of deposit (unsecured) | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	42,195	54,486
Redemptions	(26,883)	(59,578)
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	5,376
Financial liabilities at end of period	4,797	5,376
Structured bank bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	24,728	10,710
Redemptions	(23,765)	(10,294)
Promissory notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	35,831
Financial liabilities at end of period	23,314	35,831
Promissory notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,591,247	2,382,790
Redemptions	(1,604,004)	(2,370,551)
Unsecured bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	19,717
Financial liabilities at end of period	29,674	19,717
Unsecured bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	10,000	10,617
Redemptions		(6,000)
Mortgage-backed bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	115
Financial liabilities at end of period		115
Mortgage-backed bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions	(115)	(32)
Parent [member] | Debt instruments | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,668,170	2,458,603
Redemptions	(1,654,652)	(2,446,422)
Santander Vivienda, S.A. de C.V., SOFOM, E.R. | Debt instruments | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions	$ (115)	$ (32)